Income taxes (Provision for income taxes by tax jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	$ (25,914)	$ 180,435	$ 160,148
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	5,032	(17,937)	(12,560)
Current tax (benefit) expense	3,651	5,216	(3,509)
Income tax (benefit) expense	(17,231)	167,714	144,079
Ireland
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	(31,387)	154,134	140,621
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	1,882	2,358	368
Current tax (benefit) expense	0	0	(27)
United States
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	6,180	11,327	6,510
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	12,085	(18,425)	(2,838)
Current tax (benefit) expense	3,016	789	(3,691)
The Netherlands
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	572	7,316	4,136
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	(11,746)	87	(2,302)
Current tax (benefit) expense	(314)	261	(307)
Other
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	(1,279)	7,658	8,881
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	2,811	(1,957)	(7,788)
Current tax (benefit) expense	$ 949	$ 4,166	$ 516